Share-Based Compensation to Employees (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended			3 Months Ended	9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended					0 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended				9 Months Ended	3 Months Ended	9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2013 Long Term Incentive Plan [Member]	Jun. 30, 2013 Cost of Services [Member]	Jun. 30, 2012 Cost of Services [Member]	Sep. 30, 2012 Cost of Services [Member]	Sep. 30, 2011 Cost of Services [Member]	Sep. 30, 2010 Cost of Services [Member]	Jun. 30, 2013 General and Administrative [Member]	Jun. 30, 2012 General and Administrative [Member]	Sep. 30, 2012 General and Administrative [Member]	Sep. 30, 2011 General and Administrative [Member]	Sep. 30, 2010 General and Administrative [Member]	Jun. 30, 2013 Sales and Marketing [Member]	Jun. 30, 2012 Sales and Marketing [Member]	Sep. 30, 2012 Sales and Marketing [Member]	Sep. 30, 2011 Sales and Marketing [Member]	Sep. 30, 2010 Sales and Marketing [Member]	Jun. 30, 2013 Technology and Development [Member]	Jun. 30, 2012 Technology and Development [Member]	Sep. 30, 2012 Technology and Development [Member]	Sep. 30, 2011 Technology and Development [Member]	Sep. 30, 2010 Technology and Development [Member]	Sep. 30, 2012 Restricted Stock Units [Member]	Sep. 30, 2011 Restricted Stock Units [Member]	Jun. 12, 2013 Restricted Stock Units [Member] 2008 Plan [Member]	Jun. 30, 2013 Restricted Stock Units [Member] 2008 Plan [Member]	Jun. 30, 2013 Restricted Stock Units [Member] Long Term Incentive Plan [Member]	Jun. 30, 2013 Restricted Stock Units [Member] Long Term Incentive Plan [Member]	Sep. 30, 2012 Stock Options [Member]	Sep. 30, 2011 Stock Options [Member]	Sep. 30, 2010 Stock Options [Member]	Sep. 30, 2009 Stock Options [Member]	Jun. 30, 2013 Stock Options [Member] 2008 Plan [Member]	Jun. 30, 2013 Stock Options [Member] Long Term Incentive Plan [Member]	Jun. 30, 2013 Stock Options [Member] Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period																											3 years			3 years		3 years	4 years	4 years	4 years		4 years		3 years
RSUs vested early due to IPO																													623
Period over which compensation becomes payable																													1 year
Allocated share-based compensation expense	$ 11,228	$ 2,078	$ 2,676	$ 1,468	$ 2,125		$ 1,987	$ 151	$ 203	$ 171	$ 222	$ 4,372	$ 1,207	$ 1,588	$ 955	$ 1,249	$ 2,329	$ 215	$ 298	$ (58)	$ 357	$ 2,540	$ 505	$ 587	$ 400	$ 297	$ 0		$ 9,351				$ 2,676	$ 1,468	$ 2,125
Number of shares authorized						6,000
Maximum expiration period																																	10 years				10 years		10 years
Stock options outstanding																																	2,448	1,836	1,762	1,318	2,408
Stock units granted																											286	116			73
Stock options granted																																	740	298	544			1,021
Weighted-average fair value per unit																											$ 13.03	$ 10.47			$ 15.00
Weighted-average fair value per option																																	$ 6.39	$ 5.91	$ 6.49			$ 6.97
Weighted-average exercise price						$ 15.00																											$ 13.48	$ 10.03	$ 13.04